Restricted Cash Restricted Cash (Details) - Peoples Republic of China - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Restricted cash and cash equivalents	$ 164	$ 142
Restricted cash and cash equivalents	$ 164	$ 142